Reorganization and Recapitalization (the "Transaction") - Additional Information (Details) $ / shares in Units, € in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 12, 2022 $ / shares
Business Acquisition [Line Items]
Common Stock, Shares, Issued | shares	60,788,816	60,788,816		60,309,596
Ordinary shares, Par or Stated Value Per Share | $ / shares	$ 0.012	$ 0.012		$ 0.012		$ 0.012
Payments to acquire businesses, gross		$ 424,722		$ 263,520	$ 9,180
Capitalized Debt Fees		21,724
Share-based compensation		62,354		101,770	$ 0
Liability reduced by fair value adjustment				1,452
Share-based compensation, modification and re measurement				6,550
Liability for share-based compensation	$ 9,237	$ 9,237		10,024
Reclassification from additional paid-in capital				5,123
Preferred stock, shares authorized | shares	233,333,333	233,333,333
Shares redeemed				1,648
Initial share-based compensation liability				13,124
USD First Lien Term Loan [Member]
Business Acquisition [Line Items]
Repayments of secured debt		$ 416,700
EUR First Lien Term Loan [Member]
Business Acquisition [Line Items]
Repayments of secured debt | €			€ 204,500
USD Second Lien Term Loan [Member]
Business Acquisition [Line Items]
Repayments of secured debt		250,000
EUR Second Lien Term Loan [Member]
Business Acquisition [Line Items]
Repayments of secured debt | €			€ 212,459
Share based compensation [Member]
Business Acquisition [Line Items]
Share-based compensation				$ 71,630
Pi Jersey [Member]
Business Acquisition [Line Items]
Proceeds from issuance of common stock		2,000,000
Cash Consideration for acquisition		2,448,799
Net proceeds from the Merger		$ 1,616,673
Warrant [Member]
Business Acquisition [Line Items]
Number of shares that eligible to be purchased with each warrant | shares	1	1
Common stock, per share | $ / shares	$ 138.00	$ 138.00
Date from which warrants is exercisable		Aug. 21, 2021	Aug. 21, 2021
Private Warrants Held by Related Party	$ 0	$ 0
PIPE Investment [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Issued | shares	200,000,000	200,000,000
Ordinary shares, Par or Stated Value Per Share | $ / shares	$ 10.00	$ 10.00
Proceeds from issuance of common stock		$ 2,000,000
Incremental costs		$ 151,722
Blackstone and CVC [Member]
Business Acquisition [Line Items]
Internal performance targets		50.00%	50.00%
FTAC Founder
Business Acquisition [Line Items]
Redemption of shares, percentage	100.00%
Paysafe Limited [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross		$ 2,448,799
Business acquisition equity instrument consideration, shares issued | shares		333,419,924	333,419,924
Common unit, issued | shares	190,292,458	190,292,458
Paysafe Limited [Member] | Public Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding | shares	48,901,025	48,901,025
Paysafe Limited [Member] | Private Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding | shares	5,000,000	5,000,000
Paysafe Bermuda Holdings LLC [Member]
Business Acquisition [Line Items]
Common unit, issued | shares	20,893,780	20,893,780